CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net income	$ 46,435	$ 39,839	$ 20,475
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from the sale of equity securities at fair value	560	0	0
Proceeds from sales of loans held for sale	642,537	463,699	434,682
Disbursements for loans held for sale	(647,606)	(457,077)	(426,410)
Provision for loan losses	824	1,503	1,199
Deferred income tax expense	1,088	9,294	16,009
Deferred loan fees and costs	(2,936)	(4,044)	(5,159)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	6,059	6,033	6,957
Net gains on mortgage loans	(19,978)	(10,597)	(11,762)
Net gains on securities	(307)	(138)	(260)
Net gains on other real estate and repossessed assets	(90)	(672)	(606)
Share based compensation	1,854	1,731	1,748
Increase in accrued income and other assets	(6,573)	(4,890)	(3,708)
Increase in accrued expenses and other liabilities	12,113	240	5,442
Total Adjustments	(12,455)	5,082	18,132
Net Cash From Operating Activities	33,980	44,921	38,607
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	68,716	48,736	17,308
Proceeds from maturities, prepayments and calls of securities available for sale	153,938	160,627	173,723
Purchases of securities available for sale	(237,672)	(103,493)	(100,584)
Proceeds from the sale of interest bearing deposits - time	0	2,474	0
Proceeds from the maturity of interest bearing deposits - time	250	3,728	2,850
Purchase of Federal Reserve Bank stock	0	(2,038)	0
Net increase in portfolio loans (loans originated, net of principal payments)	(215,276)	(344,330)	(406,859)
Proceeds from the sale of portfolio loans	50,516	27,658	0
Cash received in the acquisition of TCSB Bancorp Inc.	0	23,516	0
Cash received from the sale of Mepco Finance Corporation assets, net	0	0	33,446
Proceeds from the collection of vehicle service contract counterparty receivables	512	511	528
Proceeds from the sale of other real estate and repossessed assets	1,766	2,526	5,703
Proceeds from bank-owned life insurance	470	474	523
Proceeds from the sale of property and equipment	74	106	26
Capital expenditures	(4,936)	(3,862)	(4,242)
Net Cash Used in Investing Activities	(181,642)	(183,367)	(277,578)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	123,299	225,185	174,815
Net increase (decrease) in other borrowings	25,002	(6,600)	6,754
Proceeds from Federal Home Loan Bank advances	111,000	1,272,000	622,000
Payments of Federal Home Loan Bank advances	(73,143)	(1,308,697)	(583,587)
Dividends paid	(16,554)	(14,055)	(8,960)
Proceeds from issuance of common stock	284	267	72
Repurchase of common stock	(26,284)	(12,681)	0
Share based compensation withholding obligation	(882)	(1,467)	(579)
Net Cash From Financing Activities	142,722	153,952	210,515
Net Increase (Decrease) in Cash and Cash Equivalents	(4,940)	15,506	(28,456)
Cash and Cash Equivalents at Beginning of Year	70,244	54,738	83,194
Cash and Cash Equivalents at End of Year	65,304	70,244	54,738
Cash paid during the year for
Interest	26,697	16,737	9,163
Income taxes	9,534	120	1,970
Operating leases	2,201	0	0
Transfers to other real estate and repossessed assets	2,242	1,510	1,735
Transfer of mortgage loans to held for sale	36,622	41,471	0
Securitization of portfolio loans	65,070	10,869	0
Right of use assets obtained in exchange for lease obligations	9,906	0	0
Purchase of securities available for sale and interest bearing deposits - time not yet settled	0	0	1,000
Common stock and stock options issued in TCSB Bancorp, Inc. acquisition	$ 0	$ 64,536	$ 0